FT Vest U.S. Equity Buffer ETF - January (FJAN)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
4,594,515	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$4,594,515
	(Cost $4,594,515)
	Total Investments — 0.4%	4,594,515
	(Cost $4,594,515)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 102.0%
17,374	SPDR® S&P 500® ETF Trust	$1,187,321,786	$5.98	01/16/26	1,174,486,048
	(Cost $1,022,767,090)
	Put Options Purchased — 0.2%
17,374	SPDR® S&P 500® ETF Trust	1,187,321,786	597.58	01/16/26	2,797,909
	(Cost $48,834,678)
	Total Purchased Options				1,177,283,957
	(Cost $1,071,601,768)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (2.4)%
(17,374)	SPDR® S&P 500® ETF Trust	(1,187,321,786)	682.20	01/16/26	(28,063,006)
	(Premiums received $14,266,297)
	Put Options Written — (0.1)%
(17,374)	SPDR® S&P 500® ETF Trust	(1,187,321,786)	537.82	01/16/26	(1,181,432)
	(Premiums received $25,564,276)
	Total Written Options				(29,244,438)
	(Premiums received $39,830,573)
	Net Other Assets and Liabilities — (0.1)%				(767,317)
	Net Assets — 100.0%				$1,151,866,717

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,594,515	$4,594,515	$—	$—
Purchased Options	1,177,283,957	—	1,177,283,957	—
Total	$1,181,878,472	$4,594,515	$1,177,283,957	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(29,244,438)	$—	$(29,244,438)	$—

FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,374,623	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,374,623
	(Cost $1,374,623)
	Total Investments — 0.4%	1,374,623
	(Cost $1,374,623)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 103.3%
5,365	SPDR® S&P 500® ETF Trust	$366,638,735	$5.97	01/16/26	362,680,492
	(Cost $316,334,040)
	Put Options Purchased — 0.2%
5,365	SPDR® S&P 500® ETF Trust	366,638,735	567.70	01/16/26	531,618
	(Cost $11,752,027)
	Total Purchased Options				363,212,110
	(Cost $328,086,067)
WRITTEN OPTIONS — (3.8)%
	Call Options Written — (3.8)%
(5,365)	SPDR® S&P 500® ETF Trust	(366,638,735)	669.94	01/16/26	(13,250,316)
	(Premiums received $6,053,640)
	Put Options Written — (0.0)%
(5,365)	SPDR® S&P 500® ETF Trust	(366,638,735)	418.31	01/16/26	(103,384)
	(Premiums received $2,253,735)
	Total Written Options				(13,353,700)
	(Premiums received $8,307,375)
	Net Other Assets and Liabilities — (0.1)%				(237,428)
	Net Assets — 100.0%				$350,995,605

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,374,623	$1,374,623	$—	$—
Purchased Options	363,212,110	—	363,212,110	—
Total	$364,586,733	$1,374,623	$363,212,110	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,353,700)	$—	$(13,353,700)	$—

FT Vest U.S. Equity Buffer ETF - February (FFEB)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
5,499,312	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$5,499,312
	(Cost $5,499,312)
	Total Investments — 0.5%	5,499,312
	(Cost $5,499,312)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 102.3%
17,485	SPDR® S&P 500® ETF Trust	$1,194,907,415	$6.00	02/20/26	1,182,245,128
	(Cost $1,027,462,003)
	Put Options Purchased — 0.6%
17,485	SPDR® S&P 500® ETF Trust	1,194,907,415	599.94	02/20/26	6,718,087
	(Cost $51,563,384)
	Total Purchased Options				1,188,963,215
	(Cost $1,079,025,387)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (3.0)%
(17,485)	SPDR® S&P 500® ETF Trust	(1,194,907,415)	686.93	02/20/26	(35,229,128)
	(Premiums received $11,843,074)
	Put Options Written — (0.3)%
(17,485)	SPDR® S&P 500® ETF Trust	(1,194,907,415)	539.95	02/20/26	(3,017,911)
	(Premiums received $26,729,060)
	Total Written Options				(38,247,039)
	(Premiums received $38,572,134)
	Net Other Assets and Liabilities — (0.1)%				(774,949)
	Net Assets — 100.0%				$1,155,440,539

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,499,312	$5,499,312	$—	$—
Purchased Options	1,188,963,215	—	1,188,963,215	—
Total	$1,194,462,527	$5,499,312	$1,188,963,215	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(38,247,039)	$—	$(38,247,039)	$—

FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,794,888	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,794,888
	(Cost $1,794,888)
	Total Investments — 0.5%	1,794,888
	(Cost $1,794,888)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.2%
	Call Options Purchased — 103.8%
6,022	SPDR® S&P 500® ETF Trust	$411,537,458	$5.99	02/20/26	406,864,386
	(Cost $349,520,172)
	Put Options Purchased — 0.4%
6,022	SPDR® S&P 500® ETF Trust	411,537,458	569.94	02/20/26	1,517,544
	(Cost $16,868,741)
	Total Purchased Options				408,381,930
	(Cost $366,388,913)
WRITTEN OPTIONS — (4.6)%
	Call Options Written — (4.5)%
(6,022)	SPDR® S&P 500® ETF Trust	(411,537,458)	673.79	02/20/26	(17,487,888)
	(Premiums received $4,848,290)
	Put Options Written — (0.1)%
(6,022)	SPDR® S&P 500® ETF Trust	(411,537,458)	419.96	02/20/26	(355,298)
	(Premiums received $2,830,453)
	Total Written Options				(17,843,186)
	(Premiums received $7,678,743)
	Net Other Assets and Liabilities — (0.1)%				(223,648)
	Net Assets — 100.0%				$392,109,984

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,794,888	$1,794,888	$—	$—
Purchased Options	408,381,930	—	408,381,930	—
Total	$410,176,818	$1,794,888	$408,381,930	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(17,843,186)	$—	$(17,843,186)	$—

FT Vest U.S. Equity Buffer ETF - March (FMAR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
4,757,407	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$4,757,407
	(Cost $4,757,407)
	Total Investments — 0.5%	4,757,407
	(Cost $4,757,407)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.4%
	Call Options Purchased — 107.8%
14,824	SPDR® S&P 500® ETF Trust	$1,013,057,336	$5.64	03/20/26	1,000,405,348
	(Cost $826,340,763)
	Put Options Purchased — 0.6%
14,824	SPDR® S&P 500® ETF Trust	1,013,057,336	563.98	03/20/26	5,485,918
	(Cost $46,782,980)
	Total Purchased Options				1,005,891,266
	(Cost $873,123,743)
WRITTEN OPTIONS — (8.8)%
	Call Options Written — (8.5)%
(14,824)	SPDR® S&P 500® ETF Trust	(1,013,057,336)	647.39	03/20/26	(78,693,945)
	(Premiums received $14,600,110)
	Put Options Written — (0.3)%
(14,824)	SPDR® S&P 500® ETF Trust	(1,013,057,336)	507.58	03/20/26	(2,956,795)
	(Premiums received $23,941,881)
	Total Written Options				(81,650,740)
	(Premiums received $38,541,991)
	Net Other Assets and Liabilities — (0.1)%				(618,768)
	Net Assets — 100.0%				$928,379,165

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,757,407	$4,757,407	$—	$—
Purchased Options	1,005,891,266	—	1,005,891,266	—
Total	$1,010,648,673	$4,757,407	$1,005,891,266	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(81,650,740)	$—	$(81,650,740)	$—

FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,885,879	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,885,879
	(Cost $1,885,879)
	Total Investments — 0.5%	1,885,879
	(Cost $1,885,879)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.9%
	Call Options Purchased — 109.4%
5,826	SPDR® S&P 500® ETF Trust	$398,143,014	$5.63	03/20/26	393,176,349
	(Cost $322,041,959)
	Put Options Purchased — 0.5%
5,826	SPDR® S&P 500® ETF Trust	398,143,014	535.78	03/20/26	1,554,493
	(Cost $16,370,342)
	Total Purchased Options				394,730,842
	(Cost $338,412,301)
WRITTEN OPTIONS — (10.3)%
	Call Options Written — (10.2)%
(5,826)	SPDR® S&P 500® ETF Trust	(398,143,014)	635.72	03/20/26	(36,545,449)
	(Premiums received $4,358,902)
	Put Options Written — (0.1)%
(5,826)	SPDR® S&P 500® ETF Trust	(398,143,014)	394.79	03/20/26	(442,718)
	(Premiums received $6,819,096)
	Total Written Options				(36,988,167)
	(Premiums received $11,177,998)
	Net Other Assets and Liabilities — (0.1)%				(242,861)
	Net Assets — 100.0%				$359,385,693

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,885,879	$1,885,879	$—	$—
Purchased Options	394,730,842	—	394,730,842	—
Total	$396,616,721	$1,885,879	$394,730,842	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(36,988,167)	$—	$(36,988,167)	$—

FT Vest U.S. Equity Buffer ETF - April (FAPR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
5,215,243	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$5,215,243
	(Cost $5,215,243)
	Total Investments — 0.6%	5,215,243
	(Cost $5,215,243)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.9%
	Call Options Purchased — 112.4%
15,483	SPDR® S&P 500® ETF Trust	$1,058,092,737	$5.26	04/17/26	1,045,555,223
	(Cost $819,697,263)
	Put Options Purchased — 0.5%
15,483	SPDR® S&P 500® ETF Trust	1,058,092,737	526.41	04/17/26	5,077,185
	(Cost $52,986,833)
	Total Purchased Options				1,050,632,408
	(Cost $872,684,096)
WRITTEN OPTIONS — (13.4)%
	Call Options Written — (13.1)%
(15,483)	SPDR® S&P 500® ETF Trust	(1,058,092,737)	621.90	04/17/26	(121,821,328)
	(Premiums received $23,906,709)
	Put Options Written — (0.3)%
(15,483)	SPDR® S&P 500® ETF Trust	(1,058,092,737)	473.77	04/17/26	(3,139,023)
	(Premiums received $30,842,804)
	Total Written Options				(124,960,351)
	(Premiums received $54,749,513)
	Net Other Assets and Liabilities — (0.1)%				(615,616)
	Net Assets — 100.0%				$930,271,684

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,215,243	$5,215,243	$—	$—
Purchased Options	1,050,632,408	—	1,050,632,408	—
Total	$1,055,847,651	$5,215,243	$1,050,632,408	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(124,960,351)	$—	$(124,960,351)	$—

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,616,904	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,616,904
	(Cost $1,616,904)
	Total Investments — 0.6%	1,616,904
	(Cost $1,616,904)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 116.3%
	Call Options Purchased — 115.8%
4,856	SPDR® S&P 500® ETF Trust	$331,854,184	$5.25	04/17/26	327,926,797
	(Cost $259,215,628)
	Put Options Purchased — 0.5%
4,856	SPDR® S&P 500® ETF Trust	331,854,184	500.09	04/17/26	1,237,551
	(Cost $12,730,992)
	Total Purchased Options				329,164,348
	(Cost $271,946,620)
WRITTEN OPTIONS — (16.8)%
	Call Options Written — (16.6)%
(4,856)	SPDR® S&P 500® ETF Trust	(331,854,184)	600.95	04/17/26	(47,084,456)
	(Premiums received $10,523,320)
	Put Options Written — (0.2)%
(4,856)	SPDR® S&P 500® ETF Trust	(331,854,184)	368.49	04/17/26	(410,963)
	(Premiums received $3,074,902)
	Total Written Options				(47,495,419)
	(Premiums received $13,598,222)
	Net Other Assets and Liabilities — (0.1)%				(190,217)
	Net Assets — 100.0%				$283,095,616

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,616,904	$1,616,904	$—	$—
Purchased Options	329,164,348	—	329,164,348	—
Total	$330,781,252	$1,616,904	$329,164,348	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(47,495,419)	$—	$(47,495,419)	$—

FT Vest U.S. Equity Buffer ETF - May (FMAY)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
6,758,572	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$6,758,572
	(Cost $6,758,572)
	Total Investments — 0.7%	6,758,572
	(Cost $6,758,572)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.7%
	Call Options Purchased — 104.3%
15,911	SPDR® S&P 500® ETF Trust	$1,087,341,829	$5.94	05/15/26	1,073,323,602
	(Cost $932,526,803)
	Put Options Purchased — 1.4%
15,911	SPDR® S&P 500® ETF Trust	1,087,341,829	594.20	05/15/26	13,859,913
	(Cost $51,365,278)
	Total Purchased Options				1,087,183,515
	(Cost $983,892,081)
WRITTEN OPTIONS — (6.3)%
	Call Options Written — (5.6)%
(15,911)	SPDR® S&P 500® ETF Trust	(1,087,341,829)	683.03	05/15/26	(57,169,973)
	(Premiums received $15,735,616)
	Put Options Written — (0.7)%
(15,911)	SPDR® S&P 500® ETF Trust	(1,087,341,829)	534.78	05/15/26	(7,272,918)
	(Premiums received $27,121,070)
	Total Written Options				(64,442,891)
	(Premiums received $42,856,686)
	Net Other Assets and Liabilities — (0.1)%				(682,340)
	Net Assets — 100.0%				$1,028,816,856

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,758,572	$6,758,572	$—	$—
Purchased Options	1,087,183,515	—	1,087,183,515	—
Total	$1,093,942,087	$6,758,572	$1,087,183,515	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(64,442,891)	$—	$(64,442,891)	$—

FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
1,921,571	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,921,571
	(Cost $1,921,571)
	Total Investments — 0.7%	1,921,571
	(Cost $1,921,571)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.0%
	Call Options Purchased — 106.0%
4,601	SPDR® S&P 500® ETF Trust	$314,427,739	$5.93	05/15/26	310,378,583
	(Cost $268,347,765)
	Put Options Purchased — 1.0%
4,601	SPDR® S&P 500® ETF Trust	314,427,739	564.49	05/15/26	2,877,880
	(Cost $12,751,651)
	Total Purchased Options				313,256,463
	(Cost $281,099,416)
WRITTEN OPTIONS — (7.6)%
	Call Options Written — (7.3)%
(4,601)	SPDR® S&P 500® ETF Trust	(314,427,739)	667.29	05/15/26	(21,538,063)
	(Premiums received $3,802,827)
	Put Options Written — (0.3)%
(4,601)	SPDR® S&P 500® ETF Trust	(314,427,739)	415.94	05/15/26	(761,282)
	(Premiums received $6,051,455)
	Total Written Options				(22,299,345)
	(Premiums received $9,854,282)
	Net Other Assets and Liabilities — (0.1)%				(194,918)
	Net Assets — 100.0%				$292,683,771

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,921,571	$1,921,571	$—	$—
Purchased Options	313,256,463	—	313,256,463	—
Total	$315,178,034	$1,921,571	$313,256,463	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(22,299,345)	$—	$(22,299,345)	$—

FT Vest U.S. Equity Buffer ETF - June (FJUN)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
7,813,490	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$7,813,490
	(Cost $7,813,490)
	Total Investments — 0.7%	7,813,490
	(Cost $7,813,490)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.4%
	Call Options Purchased — 104.7%
16,564	SPDR® S&P 500® ETF Trust	$1,131,967,196	$5.94	06/18/26	1,114,908,926
	(Cost $974,298,216)
	Put Options Purchased — 1.7%
16,564	SPDR® S&P 500® ETF Trust	1,131,967,196	594.28	06/18/26	17,940,966
	(Cost $53,291,225)
	Total Purchased Options				1,132,849,892
	(Cost $1,027,589,441)
WRITTEN OPTIONS — (7.0)%
	Call Options Written — (6.1)%
(16,564)	SPDR® S&P 500® ETF Trust	(1,131,967,196)	684.24	06/18/26	(65,080,784)
	(Premiums received $18,103,697)
	Put Options Written — (0.9)%
(16,564)	SPDR® S&P 500® ETF Trust	(1,131,967,196)	534.85	06/18/26	(9,788,496)
	(Premiums received $30,552,595)
	Total Written Options				(74,869,280)
	(Premiums received $48,656,292)
	Net Other Assets and Liabilities — (0.1)%				(702,283)
	Net Assets — 100.0%				$1,065,091,819

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,813,490	$7,813,490	$—	$—
Purchased Options	1,132,849,892	—	1,132,849,892	—
Total	$1,140,663,382	$7,813,490	$1,132,849,892	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(74,869,280)	$—	$(74,869,280)	$—

FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,006,499	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$2,006,499
	(Cost $2,006,499)
	Total Investments — 0.7%	2,006,499
	(Cost $2,006,499)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.9%
	Call Options Purchased — 106.6%
4,354	SPDR® S&P 500® ETF Trust	$297,548,006	$5.93	06/18/26	293,068,306
	(Cost $255,092,363)
	Put Options Purchased — 1.3%
4,354	SPDR® S&P 500® ETF Trust	297,548,006	564.57	06/18/26	3,467,003
	(Cost $11,104,583)
	Total Purchased Options				296,535,309
	(Cost $266,196,946)
WRITTEN OPTIONS — (8.5)%
	Call Options Written — (8.2)%
(4,354)	SPDR® S&P 500® ETF Trust	(297,548,006)	666.07	06/18/26	(22,523,590)
	(Premiums received $6,604,587)
	Put Options Written — (0.3)%
(4,354)	SPDR® S&P 500® ETF Trust	(297,548,006)	416.00	06/18/26	(944,339)
	(Premiums received $2,739,166)
	Total Written Options				(23,467,929)
	(Premiums received $9,343,753)
	Net Other Assets and Liabilities — (0.1)%				(179,522)
	Net Assets — 100.0%				$274,894,357

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,006,499	$2,006,499	$—	$—
Purchased Options	296,535,309	—	296,535,309	—
Total	$298,541,808	$2,006,499	$296,535,309	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(23,467,929)	$—	$(23,467,929)	$—

FT Vest U.S. Equity Buffer ETF - July (FJUL)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
9,550,179	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$9,550,179
	(Cost $9,550,179)
	Total Investments — 0.8%	9,550,179
	(Cost $9,550,179)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.2%
	Call Options Purchased — 101.6%
17,517	SPDR® S&P 500® ETF Trust	$1,197,094,263	$6.28	07/17/26	1,178,631,520
	(Cost $1,084,461,526)
	Put Options Purchased — 2.6%
17,517	SPDR® S&P 500® ETF Trust	1,197,094,263	627.58	07/17/26	30,098,235
	(Cost $57,700,660)
	Total Purchased Options				1,208,729,755
	(Cost $1,142,162,186)
WRITTEN OPTIONS — (4.9)%
	Call Options Written — (3.5)%
(17,517)	SPDR® S&P 500® ETF Trust	(1,197,094,263)	718.89	07/17/26	(41,063,877)
	(Premiums received $17,024,264)
	Put Options Written — (1.4)%
(17,517)	SPDR® S&P 500® ETF Trust	(1,197,094,263)	564.82	07/17/26	(16,132,982)
	(Premiums received $32,465,489)
	Total Written Options				(57,196,859)
	(Premiums received $49,489,753)
	Net Other Assets and Liabilities — (0.1)%				(765,351)
	Net Assets — 100.0%				$1,160,317,724

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$9,550,179	$9,550,179	$—	$—
Purchased Options	1,208,729,755	—	1,208,729,755	—
Total	$1,218,279,934	$9,550,179	$1,208,729,755	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(57,196,859)	$—	$(57,196,859)	$—

FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,363,233	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$3,363,233
	(Cost $3,363,233)
	Total Investments — 0.8%	3,363,233
	(Cost $3,363,233)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.6%
	Call Options Purchased — 102.7%
6,164	SPDR® S&P 500® ETF Trust	$421,241,596	$6.27	07/17/26	414,750,781
	(Cost $379,283,717)
	Put Options Purchased — 1.9%
6,164	SPDR® S&P 500® ETF Trust	421,241,596	596.20	07/17/26	7,744,449
	(Cost $15,832,347)
	Total Purchased Options				422,495,230
	(Cost $395,116,064)
WRITTEN OPTIONS — (5.3)%
	Call Options Written — (4.9)%
(6,164)	SPDR® S&P 500® ETF Trust	(421,241,596)	702.70	07/17/26	(19,666,920)
	(Premiums received $8,482,102)
	Put Options Written — (0.4)%
(6,164)	SPDR® S&P 500® ETF Trust	(421,241,596)	439.31	07/17/26	(1,865,165)
	(Premiums received $3,706,333)
	Total Written Options				(21,532,085)
	(Premiums received $12,188,435)
	Net Other Assets and Liabilities — (0.1)%				(273,089)
	Net Assets — 100.0%				$404,053,289

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,363,233	$3,363,233	$—	$—
Purchased Options	422,495,230	—	422,495,230	—
Total	$425,858,463	$3,363,233	$422,495,230	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(21,532,085)	$—	$(21,532,085)	$—

FT Vest U.S. Equity Buffer ETF - August (FAUG)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
10,153,027	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$10,153,027
	(Cost $10,153,027)
	Total Investments — 0.9%	10,153,027
	(Cost $10,153,027)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.0%
	Call Options Purchased — 100.7%
16,897	SPDR® S&P 500® ETF Trust	$1,154,724,083	$6.43	08/21/26	1,137,375,764
	(Cost $1,069,390,430)
	Put Options Purchased — 3.3%
16,897	SPDR® S&P 500® ETF Trust	1,154,724,083	643.44	08/21/26	37,691,631
	(Cost $56,834,873)
	Total Purchased Options				1,175,067,395
	(Cost $1,126,225,303)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (3.0)%
(16,897)	SPDR® S&P 500® ETF Trust	(1,154,724,083)	735.39	08/21/26	(34,302,093)
	(Premiums received $15,127,085)
	Put Options Written — (1.8)%
(16,897)	SPDR® S&P 500® ETF Trust	(1,154,724,083)	579.10	08/21/26	(20,628,026)
	(Premiums received $31,867,821)
	Total Written Options				(54,930,119)
	(Premiums received $46,994,906)
	Net Other Assets and Liabilities — (0.1)%				(740,819)
	Net Assets — 100.0%				$1,129,549,484

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$10,153,027	$10,153,027	$—	$—
Purchased Options	1,175,067,395	—	1,175,067,395	—
Total	$1,185,220,422	$10,153,027	$1,175,067,395	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(54,930,119)	$—	$(54,930,119)	$—

FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
3,209,636	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$3,209,636
	(Cost $3,209,636)
	Total Investments — 0.9%	3,209,636
	(Cost $3,209,636)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.9%
	Call Options Purchased — 101.4%
5,330	SPDR® S&P 500® ETF Trust	$364,246,870	$6.42	08/21/26	358,410,520
	(Cost $336,302,910)
	Put Options Purchased — 2.5%
5,330	SPDR® S&P 500® ETF Trust	364,246,870	611.27	08/21/26	8,890,440
	(Cost $13,728,387)
	Total Purchased Options				367,300,960
	(Cost $350,031,297)
WRITTEN OPTIONS — (4.7)%
	Call Options Written — (4.1)%
(5,330)	SPDR® S&P 500® ETF Trust	(364,246,870)	720.52	08/21/26	(14,588,210)
	(Premiums received $6,847,941)
	Put Options Written — (0.6)%
(5,330)	SPDR® S&P 500® ETF Trust	(364,246,870)	450.41	08/21/26	(1,950,780)
	(Premiums received $3,224,539)
	Total Written Options				(16,538,990)
	(Premiums received $10,072,480)
	Net Other Assets and Liabilities — (0.1)%				(236,287)
	Net Assets — 100.0%				$353,735,319

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,209,636	$3,209,636	$—	$—
Purchased Options	367,300,960	—	367,300,960	—
Total	$370,510,596	$3,209,636	$367,300,960	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,538,990)	$—	$(16,538,990)	$—

FT Vest U.S. Equity Buffer ETF - September (FSEP)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
11,072,989	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$11,072,989
	(Cost $11,072,989)
	Total Investments — 1.0%	11,072,989
	(Cost $11,072,989)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.7%
	Call Options Purchased — 99.4%
16,633	SPDR® S&P 500® ETF Trust	$1,136,682,587	$6.64	09/18/26	1,116,720,825
	(Cost $1,083,972,823)
	Put Options Purchased — 4.3%
16,633	SPDR® S&P 500® ETF Trust	1,136,682,587	663.70	09/18/26	48,769,453
	(Cost $57,319,912)
	Total Purchased Options				1,165,490,278
	(Cost $1,141,292,735)
WRITTEN OPTIONS — (4.6)%
	Call Options Written — (2.2)%
(16,633)	SPDR® S&P 500® ETF Trust	(1,136,682,587)	756.62	09/18/26	(24,999,732)
	(Premiums received $16,398,535)
	Put Options Written — (2.4)%
(16,633)	SPDR® S&P 500® ETF Trust	(1,136,682,587)	597.33	09/18/26	(26,972,904)
	(Premiums received $32,713,975)
	Total Written Options				(51,972,636)
	(Premiums received $49,112,510)
	Net Other Assets and Liabilities — (0.1)%				(699,816)
	Net Assets — 100.0%				$1,123,890,815

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$11,072,989	$11,072,989	$—	$—
Purchased Options	1,165,490,278	—	1,165,490,278	—
Total	$1,176,563,267	$11,072,989	$1,165,490,278	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(51,972,636)	$—	$(51,972,636)	$—

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,303,547	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$3,303,547
	(Cost $3,303,547)
	Total Investments — 1.0%	3,303,547
	(Cost $3,303,547)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 99.6%
4,913	SPDR® S&P 500® ETF Trust	$335,749,507	$6.63	09/18/26	328,964,654
	(Cost $320,348,295)
	Put Options Purchased — 3.3%
4,913	SPDR® S&P 500® ETF Trust	335,749,507	630.52	09/18/26	11,059,163
	(Cost $12,783,577)
	Total Purchased Options				340,023,817
	(Cost $333,131,872)
WRITTEN OPTIONS — (3.8)%
	Call Options Written — (3.0)%
(4,913)	SPDR® S&P 500® ETF Trust	(335,749,507)	739.56	09/18/26	(10,096,215)
	(Premiums received $7,365,095)
	Put Options Written — (0.8)%
(4,913)	SPDR® S&P 500® ETF Trust	(335,749,507)	464.59	09/18/26	(2,554,760)
	(Premiums received $3,003,442)
	Total Written Options				(12,650,975)
	(Premiums received $10,368,537)
	Net Other Assets and Liabilities — (0.1)%				(270,501)
	Net Assets — 100.0%				$330,405,888

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,303,547	$3,303,547	$—	$—
Purchased Options	340,023,817	—	340,023,817	—
Total	$343,327,364	$3,303,547	$340,023,817	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,650,975)	$—	$(12,650,975)	$—

FT Vest U.S. Equity Buffer ETF - October (FOCT)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
10,726,637	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$10,726,637
	(Cost $10,726,637)
	Total Investments — 1.1%	10,726,637
	(Cost $10,726,637)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 99.2%
15,022	SPDR® S&P 500® ETF Trust	$1,026,588,458	$6.64	10/16/26	1,008,726,098
	(Cost $982,556,882)
	Put Options Purchased — 4.6%
15,022	SPDR® S&P 500® ETF Trust	1,026,588,458	664.39	10/16/26	46,533,950
	(Cost $56,387,258)
	Total Purchased Options				1,055,260,048
	(Cost $1,038,944,140)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (2.2)%
(15,022)	SPDR® S&P 500® ETF Trust	(1,026,588,458)	764.65	10/16/26	(22,510,768)
	(Premiums received $17,692,105)
	Put Options Written — (2.6)%
(15,022)	SPDR® S&P 500® ETF Trust	(1,026,588,458)	597.95	10/16/26	(26,466,961)
	(Premiums received $33,236,432)
	Total Written Options				(48,977,729)
	(Premiums received $50,928,537)
	Net Other Assets and Liabilities — (0.1)%				(652,605)
	Net Assets — 100.0%				$1,016,356,351

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$10,726,637	$10,726,637	$—	$—
Purchased Options	1,055,260,048	—	1,055,260,048	—
Total	$1,065,986,685	$10,726,637	$1,055,260,048	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(48,977,729)	$—	$(48,977,729)	$—

FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
4,004,672	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$4,004,672
	(Cost $4,004,672)
	Total Investments — 1.1%	4,004,672
	(Cost $4,004,672)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.2%
	Call Options Purchased — 99.7%
5,647	SPDR® S&P 500® ETF Trust	$385,910,333	$6.63	10/16/26	379,201,076
	(Cost $369,846,682)
	Put Options Purchased — 3.5%
5,647	SPDR® S&P 500® ETF Trust	385,910,333	631.17	10/16/26	13,230,808
	(Cost $16,081,397)
	Total Purchased Options				392,431,884
	(Cost $385,928,079)
WRITTEN OPTIONS — (4.2)%
	Call Options Written — (3.4)%
(5,647)	SPDR® S&P 500® ETF Trust	(385,910,333)	742.32	10/16/26	(12,855,339)
	(Premiums received $10,536,457)
	Put Options Written — (0.8)%
(5,647)	SPDR® S&P 500® ETF Trust	(385,910,333)	465.07	10/16/26	(3,020,129)
	(Premiums received $3,919,516)
	Total Written Options				(15,875,468)
	(Premiums received $14,455,973)
	Net Other Assets and Liabilities — (0.1)%				(243,613)
	Net Assets — 100.0%				$380,317,475

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,004,672	$4,004,672	$—	$—
Purchased Options	392,431,884	—	392,431,884	—
Total	$396,436,556	$4,004,672	$392,431,884	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,875,468)	$—	$(15,875,468)	$—

FT Vest U.S. Equity Buffer ETF - November (FNOV)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
11,440,338	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$11,440,338
	(Cost $11,440,338)
	Total Investments — 1.2%	11,440,338
	(Cost $11,440,338)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.2%
	Call Options Purchased — 99.4%
14,906	SPDR® S&P 500® ETF Trust	$1,018,661,134	$6.59	11/20/26	998,612,564
	(Cost $966,358,516)
	Put Options Purchased — 4.8%
14,906	SPDR® S&P 500® ETF Trust	1,018,661,134	659.03	11/20/26	48,325,252
	(Cost $59,876,148)
	Total Purchased Options				1,046,937,816
	(Cost $1,026,234,664)
WRITTEN OPTIONS — (5.3)%
	Call Options Written — (2.5)%
(14,906)	SPDR® S&P 500® ETF Trust	(1,018,661,134)	768.56	11/20/26	(24,818,490)
	(Premiums received $18,436,772)
	Put Options Written — (2.8)%
(14,906)	SPDR® S&P 500® ETF Trust	(1,018,661,134)	593.13	11/20/26	(28,067,998)
	(Premiums received $35,540,962)
	Total Written Options				(52,886,488)
	(Premiums received $53,977,734)
	Net Other Assets and Liabilities — (0.1)%				(689,877)
	Net Assets — 100.0%				$1,004,801,789

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$11,440,338	$11,440,338	$—	$—
Purchased Options	1,046,937,816	—	1,046,937,816	—
Total	$1,058,378,154	$11,440,338	$1,046,937,816	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(52,886,488)	$—	$(52,886,488)	$—

FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
4,127,180	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$4,127,180
	(Cost $4,127,180)
	Total Investments — 1.2%	4,127,180
	(Cost $4,127,180)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 100.1%
5,302	SPDR® S&P 500® ETF Trust	$362,333,378	$6.58	11/20/26	355,944,468
	(Cost $343,890,907)
	Put Options Purchased — 3.7%
5,302	SPDR® S&P 500® ETF Trust	362,333,378	626.08	11/20/26	13,048,222
	(Cost $16,495,253)
	Total Purchased Options				368,992,690
	(Cost $360,386,160)
WRITTEN OPTIONS — (4.9)%
	Call Options Written — (3.9)%
(5,302)	SPDR® S&P 500® ETF Trust	(362,333,378)	744.24	11/20/26	(13,875,334)
	(Premiums received $10,259,423)
	Put Options Written — (1.0)%
(5,302)	SPDR® S&P 500® ETF Trust	(362,333,378)	461.32	11/20/26	(3,382,676)
	(Premiums received $4,240,566)
	Total Written Options				(17,258,010)
	(Premiums received $14,499,989)
	Net Other Assets and Liabilities — (0.1)%				(336,183)
	Net Assets — 100.0%				$355,525,677

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,127,180	$4,127,180	$—	$—
Purchased Options	368,992,690	—	368,992,690	—
Total	$373,119,870	$4,127,180	$368,992,690	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(17,258,010)	$—	$(17,258,010)	$—

FT Vest U.S. Equity Buffer ETF - December (FDEC)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
3,666,933	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$3,666,933
	(Cost $3,666,933)
	Total Investments — 0.3%	3,666,933
	(Cost $3,666,933)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.6%
	Call Options Purchased — 101.5%
16,785	SPDR® S&P 500® ETF Trust	$1,147,070,115	$5.91	12/19/25	1,133,804,762
	(Cost $980,141,622)
	Put Options Purchased — 0.1%
16,785	SPDR® S&P 500® ETF Trust	1,147,070,115	591.15	12/19/25	643,872
	(Cost $47,792,625)
	Total Purchased Options				1,134,448,634
	(Cost $1,027,934,247)
WRITTEN OPTIONS — (1.8)%
	Call Options Written — (1.8)%
(16,785)	SPDR® S&P 500® ETF Trust	(1,147,070,115)	678.40	12/19/25	(20,042,801)
	(Premiums received $14,398,954)
	Put Options Written — (0.0)%
(16,785)	SPDR® S&P 500® ETF Trust	(1,147,070,115)	532.04	12/19/25	(256,978)
	(Premiums received $25,620,787)
	Total Written Options				(20,299,779)
	(Premiums received $40,019,741)
	Net Other Assets and Liabilities — (0.1)%				(756,373)
	Net Assets — 100.0%				$1,117,059,415

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,666,933	$3,666,933	$—	$—
Purchased Options	1,134,448,634	—	1,134,448,634	—
Total	$1,138,115,567	$3,666,933	$1,134,448,634	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(20,299,779)	$—	$(20,299,779)	$—

FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,155,028	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,155,028
	(Cost $1,155,028)
	Total Investments — 0.3%	1,155,028
	(Cost $1,155,028)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.2%
	Call Options Purchased — 103.1%
5,226	SPDR® S&P 500® ETF Trust	$357,139,614	$5.90	12/19/25	353,014,680
	(Cost $304,572,667)
	Put Options Purchased — 0.1%
5,226	SPDR® S&P 500® ETF Trust	357,139,614	561.59	12/19/25	125,372
	(Cost $11,975,337)
	Total Purchased Options				353,140,052
	(Cost $316,548,004)
WRITTEN OPTIONS — (3.4)%
	Call Options Written — (3.4)%
(5,226)	SPDR® S&P 500® ETF Trust	(357,139,614)	664.51	12/19/25	(11,753,640)
	(Premiums received $6,131,746)
	Put Options Written — (0.0)%
(5,226)	SPDR® S&P 500® ETF Trust	(357,139,614)	413.81	12/19/25	(16,305)
	(Premiums received $2,507,066)
	Total Written Options				(11,769,945)
	(Premiums received $8,638,812)
	Net Other Assets and Liabilities — (0.1)%				(232,804)
	Net Assets — 100.0%				$342,292,331

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,155,028	$1,155,028	$—	$—
Purchased Options	353,140,052	—	353,140,052	—
Total	$354,295,080	$1,155,028	$353,140,052	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,769,945)	$—	$(11,769,945)	$—

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
460,068	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (b)	$16,801,637
519,608	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (b)	20,595,235
409,777	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	16,620,555
497,193	FT Vest U.S. Equity Deep Buffer ETF - April (b)	19,407,929
620,270	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (b)	22,433,367
475,777	FT Vest U.S. Equity Moderate Buffer ETF - April (b)	18,871,790
449,835	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (b)	18,290,291
	Total Exchange-Traded Funds	133,020,804
	(Cost $127,816,263)
MONEY MARKET FUNDS — 0.0%
5,704	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (c)	5,704
	(Cost $5,704)

	Total Investments — 100.0%	133,026,508
	(Cost $127,821,967)
	Net Other Assets and Liabilities — (0.0)%	(21,705)
	Net Assets — 100.0%	$133,004,803

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$133,020,804	$133,020,804	$—	$—
Money Market Funds	5,704	5,704	—	—
Total Investments	$133,026,508	$133,026,508	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2025, and for the fiscal year-to-date period (September 1, 2025 to November 30, 2025) are as follows:

Security Name	Shares at 11/30/2025	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	460,068	$—	$16,576,712	$(8,315)	$233,247	$(7)	$16,801,637	$—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	519,608	18,264,899	5,750,593	(3,792,100)	367,198	4,645	20,595,235	—
FT Vest U.S. Equity Moderate Buffer ETF - March	409,777	15,305,904	4,809,775	(3,832,162)	332,201	4,837	16,620,555	—
FT Vest U.S. Equity Deep Buffer ETF - April	497,193	19,029,789	5,950,562	(5,920,434)	341,505	6,507	19,407,929	—

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Security Name	Shares at 11/30/2025	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	620,270	$21,990,314	$6,865,637	$(6,775,603)	$343,613	$9,406	$22,433,367	$—
FT Vest U.S. Equity Moderate Buffer ETF - April	475,777	17,904,637	5,606,955	(4,980,059)	337,949	2,308	18,871,790	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	—	19,483,647	5,703,893	(25,174,851)	(1,011,141)	998,452	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	—	15,115,007	4,450,930	(19,670,328)	(395,824)	500,215	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	449,835	—	18,031,072	(9,051)	268,277	(7)	18,290,291	—
		$127,094,197	$73,746,129	$(70,162,903)	$817,025	$1,526,356	$133,020,804	$—

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
769,419	FT Vest U.S. Equity Buffer ETF - January (b)	$39,309,001
699,947	FT Vest U.S. Equity Buffer ETF - February (b)	39,205,221
778,125	FT Vest U.S. Equity Buffer ETF - July (b)	43,170,375
859,683	FT Vest U.S. Equity Buffer ETF - August (b)	45,226,547
922,715	FT Vest U.S. Equity Buffer ETF - September (b)	47,291,912
975,267	FT Vest U.S. Equity Moderate Buffer ETF - September (b)	37,606,296
807,133	FT Vest U.S. Equity Buffer ETF - December (b)	40,679,503
	Total Exchange-Traded Funds	292,488,855
	(Cost $274,195,832)
MONEY MARKET FUNDS — 0.0%
104,287	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (c)	104,287
	(Cost $104,287)

	Total Investments — 100.0%	292,593,142
	(Cost $274,300,119)
	Net Other Assets and Liabilities — (0.0)%	(47,024)
	Net Assets — 100.0%	$292,546,118

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$292,488,855	$292,488,855	$—	$—
Money Market Funds	104,287	104,287	—	—
Total Investments	$292,593,142	$292,593,142	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2025, and for the fiscal year-to-date period (September 1, 2025 to November 30, 2025) are as follows:

Security Name	Shares at 11/30/2025	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	769,419	$39,881,483	$19,005,341	$(21,103,930)	$1,239,785	$286,322	$39,309,001	$—
FT Vest U.S. Equity Buffer ETF - February	699,947	40,327,205	19,215,334	(21,811,299)	1,143,985	329,996	39,205,221	—
FT Vest US Equity Buffer ETF May	—	39,610,357	18,246,119	(58,282,585)	(1,454,337)	1,880,446	—	—
FT Vest U.S. Equity Buffer ETF - July	778,125	—	42,774,508	(401,731)	791,900	5,698	43,170,375	—
FT Vest U.S. Equity Buffer ETF - August	859,683	—	44,784,929	(420,821)	856,253	6,186	45,226,547	—
FT Vest U.S. Equity Buffer ETF - September	922,715	40,257,576	19,254,353	(13,619,204)	1,373,233	25,954	47,291,912	—
FT Vest U.S. Equity Moderate Buffer ETF - September	975,267	—	37,319,228	(350,238)	632,580	4,726	37,606,296	—
FT Vest US Equity Buffer ETF October	—	40,008,367	18,611,892	(59,441,917)	(1,776,073)	2,597,731	—	—
FT Vest US Equity Buffer ETF November	—	40,201,576	18,624,421	(59,492,886)	(1,629,338)	2,296,227	—	—
FT Vest U.S. Equity Buffer ETF - December	807,133	40,478,155	19,317,697	(20,944,439)	1,642,676	185,414	40,679,503	—
		$280,764,719	$257,153,822	$(255,869,050)	$2,820,664	$7,618,700	$292,488,855	$—

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.